Restatement - Disclosure of Changes in Accounting Errors (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Derivative instruments - assets	$ 1,163.5	$ 655.6	[1]	$ 480.8
Current assets	23,828.5	16,936.0	[1]	15,354.2
Assets	24,312.5	17,611.6	[1]	15,743.9
Derivative instruments - liabilities	751.7	402.2	[2]	294.3
Current liabilities	21,779.2	15,884.7	[2]	14,561.9
Liabilities	$ 23,335.6	16,835.7	[2]	$ 15,066.2
As reported
Disclosure of changes in accounting estimates [line items]
Derivative instruments - assets		794.1
Current assets		17,074.5
Assets		17,750.1
Derivative instruments - liabilities		540.7
Current liabilities		16,023.2
Liabilities		16,974.2
Adjustment
Disclosure of changes in accounting estimates [line items]
Derivative instruments - assets		(138.5)
Current assets		(138.5)
Assets		(138.5)
Derivative instruments - liabilities		(138.5)
Current liabilities		(138.5)
Liabilities		$ (138.5)

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information
[2]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information